Leases (Details) - Schedule of company’s operating lease $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Company SOperating Lease Abstract
Operating cash flows used for operating lease	$ 213
Operating lease liability arising from obtaining ROU asset	$ 665 [1]
Weighted average remaining lease term	1 year 9 months 18 days
Weighted average discount rate	15.00%

[1]	Amount includes $516 related to the adoption of ASC 842 for existing operating leases on July 1, 2022, and $308 related to the Company entering into a new non-cancelable operating lease agreement during the six months ending December 31, 2022.